Summary of Significant Accounting Policies (FY) (Tables)	6 Months Ended	12 Months Ended
	Dec. 31, 2019	Jun. 30, 2019
Accounting Policies [Abstract]
Schedule of Assets and Liabilities Measured on Recurring and Nonrecurring Basis
The Company’s financial assets and liabilities are classified based on the lowest level of input that is significant for the fair value measurement.  The following table summarizes the assets of the Company measured at fair value as of June 30, 2019 and June 30, 2018 (in thousands):

	June 30, 2019
	Level 1		Level 2		Level 3	Total
Assets:
Certificates of Deposit	$—		$50	(1)	$—	$50
Money Market Funds	369	(2)	—		—	369
Non-recurring Investment in Yima Joint Venture	—		—		—	—

Liabilities:
Derivative liabilities	$—		$—		$87	$87

	June 30, 2018
	Level 1		Level 2		Level 3		Total
Assets:
Certificates of Deposit	$—		$50	(1)	$—		$50
Money Market Funds	4,345	(2)	—		—		4,345
Non-recurring Investment in Yima Joint Venture	—		—		5,000	(3)	5,000

Liabilities:
Derivative liabilities	$—		$—		$1,964		$1,964

(1)	Amount included in current assets on the Company’s consolidated balance sheets.
(2)	Amount included in cash and cash equivalents on the Company’s consolidated balance sheets.
(3)
Significant unobservable inputs were used to calculate the fair valkue of the investment in Yima Joint Venture.  These inputs included forecasted methanol and coal prices, calculated discount rates and discount for lack of marketability as the majority owner is a state-owned entity in China, volatility analysis and information received from the joint venture.

Summary of Changes in Estimated Fair Value of Derivative Liabilities

The following table sets forth the changes in the estimated fair value for our Level 3 classified derivative liabilities (in thousands):

	As of	As of
	December 31,	June 30,
	2019	2019

Beginning Balance – Senior secured debenture at fair value	$—	$—
Senior secured debenture issued upon fair value election	18,715	—
Change in fair value	(8)	—
Ending balance - Senior debenture at fair value	$18,707	$—

Beginning Balance - Derivative liabilities	$87	$1,964
Derivative liability modification costs	(53)
Derivative liabilities issued	6,252	—
Exercise of derivative warrants	(889)
Change in fair value	887	(1,877)
Ending balance - Derivative liabilities	$6,284	$87

The following table sets forth the changes in the estimated fair value for our Level 3 classified derivative liabilities (in thousands):

	Year ended June 30,
	2019	2018
Beginning balance - investment in Yima joint venture	$5,000	$8,500
Impairments	(5,000)	(3,500)
Ending balance - investment in Yima joint venture	$—	$5,000

	Year ended June 30,
	2019	2018
Beginning balance - derivative liabilities	$1,964	$2,090
Change in fair value	(1,877)	(126)
Ending balance – derivative liabilities	$87	$1,964